UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/02

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VIII Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Douglas M. Leone  Menlo Park, California    08/07/02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              3
Form 13F Information Table Value Total:              $8,972
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       SC VIII MANAGEMENT, LLC
                                                     FORM 13F INFORMATION TABLE
                                                           AS OF 06/30/02
                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----
i2 TECHNOLOGIES                COMMON           465754109       42    28,465     SH         SOLE                28,465
VA LINUX                       COMMON           91819B105    4,191 4,191,093     SH         SOLE             4,191,093
YAHOO                          COMMON           984332106    4,739   321,068     SH         SOLE               321,068


